4. LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Ending balance allocation:
Individually evaluated for impairment	$ 0	$ 548
Collectively evaluated for impairment	8,559	7,783
Loans:
Ending Balance Collectively evaluated for impairment	667,659	601,527
Ending Balance individually evaluated for impairment	8,717	8,694
RealEstateCommercialRealEstateIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	233
Collectively evaluated for impairment	2,045	1,758
Loans:
Ending Balance Collectively evaluated for impairment	117,033	109,181
Ending Balance individually evaluated for impairment	3,524	2,377
RealEstateCommercialConstructionIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	141	136
Loans:
Ending Balance Collectively evaluated for impairment	7,357	8,452
Ending Balance individually evaluated for impairment	0	1,021
Real Estate-Commercial-Land
Ending balance allocation:
Individually evaluated for impairment	0	250
Collectively evaluated for impairment	437	175
Loans:
Ending Balance Collectively evaluated for impairment	8,654	10,888
Ending Balance individually evaluated for impairment	4,658	4,833
RealEstateResidentialConstructionIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	80	78
Loans:
Ending Balance Collectively evaluated for impairment	9,478	10,604
Ending Balance individually evaluated for impairment	0	0
RealEstateResidentialRealEstateIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	65
Collectively evaluated for impairment	4,390	4,209
Loans:
Ending Balance Collectively evaluated for impairment	413,119	356,545
Ending Balance individually evaluated for impairment	381	405
CommercialNonRealEstateIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	265	258
Loans:
Ending Balance Collectively evaluated for impairment	33,878	27,345
Ending Balance individually evaluated for impairment	154	58
ConsumerMobilHomesIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	609	593
Loans:
Ending Balance Collectively evaluated for impairment	37,030	38,285
Ending Balance individually evaluated for impairment	0	0
ConsumerOtherIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	592	576
Loans:
Ending Balance Collectively evaluated for impairment	41,110	40,227
Ending Balance individually evaluated for impairment	$ 0	$ 0